Segments of Operations (Details) - Schedule of property and equipment by geography - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	$ 44,702	$ 39,160
Israel [Member]
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	5,476	4,986
South Korea [Member]
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	38,922	33,949
Unites States [Member]
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	159	29
Japan [Member]
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	$ 145	$ 196